Segment Reporting - Operating Income (Loss) (Detail) - USD ($) $ in Thousands		3 Months Ended		4 Months Ended	9 Months Ended
	May 08, 2019	Sep. 30, 2019	Sep. 30, 2018	May 08, 2019	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Equity income (loss) (note 4)		$ 21,514	$ 13,744		$ (46,423)	$ 41,698
Operating Income (Loss)		(130,389)	55,082		25,306	75,508
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		71,611	46,998		215,649	82,645
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		72,112	51,581		216,799	105,571
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		(501)	(4,583)		(1,150)	(22,926)
Teekay Tankers [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		(4,873)	(2,166)		32,275	(24,002)
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)		(197,127)	10,250		(222,618)	16,865
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)		(194,415)	12,905		(212,959)	25,328
Teekay Parent | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)		$ (2,712)	(2,655)		(9,659)	(8,463)
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment					$ 64,900
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Equity income (loss) (note 4)			$ (500)	$ (3,100)		$ (9,200)